Consolidated Balance Sheets - USD ($)	Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Current Assets:
Cash and Cash Equivalents	$ 633,561		$ 2,684,483		$ 6,929,399
Restricted Cash	0		400,543		568,673
Accounts Receivable, net	3,921,433		2,160,296		2,893,902
Other Receivable	2,310		20,902		160,545
Inventory, net	12,518		15,816		17,589
Prepaid and Other Assets	441,474		297,542		264,818
Total Current Assets	5,011,296		5,579,582		10,834,926
Property and Equipment, net	74,387		75,634		94,666
Right Of Use Assets, net	4,115,532		0
Accounts Receivable			0		1,687,500
Other Receivable			0		96,327
Film and Television Costs, net	9,450,233		8,166,131		2,777,088
Lease Deposits	368,001		325,000		0
Intangible Assets, net	61,039		89,988		1,856,280
Goodwill	10,365,806		10,365,806		10,365,805
Total Assets	29,446,294		24,602,141		27,712,592
Current Liabilities:
Accounts Payable	1,214,756		694,740		453,201
Accrued Expenses	150,956	[1]	52,865	[1]	1,020,457
Participations Payable	2,010,439		669,380		697,513
Deferred Revenue	737,783		874,503		453,927
Senior Secured Convertible Notes, net	3,050,312		1,831,847		0
Lease Liability	518,314
Due To Related Parties	933,596		346,759		0
Accrued Salaries and Wages	242,419	[2]	137,825	[2]	168,549
Total Current Liabilities	8,858,575		4,607,919		2,793,647
Long Term Liabilities:
Deferred Revenue	4,193,832		4,051,253		4,631,456
Lease Liability	3,683,115
Production Facility, net	3,050,416		2,178,198		4,322,643
Disputed Trade Payable	925,000		925,000		925,000
Total Liabilities	20,710,938		11,762,370		12,672,746
Stockholders' Equity
Preferred Stock	2		2		4
Common Stock	11,934		9,458		7,611
Additional Paid in Capital	70,903,988		63,537,915		56,588,846
Accumulated Deficit	(62,175,450)		(50,702,486)		(41,551,497)
Accumulated Other Comprehensive Loss	(5,118)		(5,118)		(5,118)
Total Equity	8,735,356		12,839,771		15,039,846
Total Liabilities and Stockholders' Equity	$ 29,446,294		$ 24,602,141		$ 27,712,592

[1]	Represents accrued interest, insurance liability and lease deposit on sub-lease.
[2]	Represents accrued salaries and wages and accrued vacation payable to employees for 2019 and accrued vacation payable to employees in 2018